[Janus Henderson Letterhead]

June 25, 2025

EDGAR Operations Branch

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-0505

Re:	JANUS INVESTMENT FUND (the “Registrant”)

1933 Act File No. 002-34393

1940 Act File No. 811-01879

Dear Sir or Madam:

Pursuant to Rule 497(j) of Regulation C under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned hereby certifies on behalf of the Registrant:

1. There are no changes to the Prospectuses and Statement of Additional Information (“SAI”) from the forms of the Prospectuses and SAI that were filed in Post-Effective Amendment No. 331 (“PEA No. 331”) on June 24, 2025, pursuant to Rule 485(b) under the 1933 Act for Janus Henderson International Dividend Fund, (formerly named Janus Henderson Responsible International Dividend Fund), and all share classes thereof.

2. The text of PEA No. 331 has been filed electronically.

If you have any questions regarding this filing, please call me at (312) 356-6858.

Respectfully,

/s/ Abigail J. Murray

Abigail J. Murray, Esq.
Vice President, Chief Legal Counsel, and Secretary

Enclosure (via EDGAR)

cc:	Jay Mensah, Esq.

Thea Kelley